Taxation (Details) - Schedule of loss before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Before Income Taxes [Abstract]
Non-PRC	$ (15,397)	$ (28,212)	$ (54,627)
PRC	(4,367)	(17,872)	(8,603)
Total	$ (19,764)	$ (46,084)	$ (63,230)